Cover	Aug. 13, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 13, 2026, Proficient Auto Logistics, Inc., a Delaware corporation (“PAL” or the “Company”), through its wholly owned subsidiaries Proficient Services, Inc. (“US Buyer”) and H&A CN Acquisition, Ltd. (“Canada Buyer” and, together with US Buyer, the “Buyers”), completed its previously announced acquisition (the “Acquisition”) of all of the issued and outstanding equity interests of Hansen & Adkins Auto Transport, LLC (“H&A Auto Transport,” formerly Hansen & Adkins Auto Transport, Inc.), Hansen & Adkins Auto Logistics, LLC (“H&A Auto Logistics,” formerly Hansen & Adkins Auto Logistics, Inc.), Royal Truck Leasing, LLC (“Royal”) and Hansen & Adkins Canada Ltd. (“H&A Canada” and, collectively, the “Acquired Companies”) pursuant to the Equity Purchase Agreement, dated as of August 10, 2026 (the “Purchase Agreement”), by and among the Buyers, the Acquired Companies, Steven Hansen, Louie Adkins, Hansen & Adkins, Inc., Royal Holdco, LLC, The Steven Hansen Separate Property Trust and The Louie Adkins 2024 Trust (collectively, the “Sellers”), and Steven Hansen, in his capacity as the Seller Representative. The Acquisition was previously reported in the Company’s Current Report on Form 8-K filed on August 14, 2026 (the “Original 8-K”). For purposes of this Amendment No. 1 to the Original 8-K (“Amendment No. 1”), H&A Auto Transport, H&A Auto Logistics and Royal are referred to collectively as “H&A.” Upon completion of the Acquisition, MCL McGill Carriers Ltd. (“MCL”) became a subsidiary of H&A Canada. For purposes of the unaudited pro forma condensed combined financial information, MCL’s historical financial information is presented under the caption “H&A Canada.” H&A and H&A Canada are referred to collectively as the “acquired businesses.” This Amendment No. 1 is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, this Amendment No. 1 does not amend, modify or update the information contained in the Original 8-K. The pro forma financial information included in this Amendment No. 1 is presented for informational purposes only, as required by Form 8-K. It is not intended to represent the results of operations that PAL and the acquired businesses would have achieved had the Acquisition and related financing transactions occurred during the periods presented, nor is it intended to project the future results of operations of the combined company.
Document Period End Date	Aug. 13, 2026
Entity File Number	001-42035
Entity Registrant Name	Proficient Auto Logistics, Inc.
Entity Central Index Key	0001998768
Entity Tax Identification Number	93-1869180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12276 San Jose Blvd.
Entity Address, Address Line Two	Suite 426
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32223
City Area Code	904
Local Phone Number	506-7918
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false